Average Annual Total Returns - Allspring Multi-Asset Funds			12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
(Allspring Diversified Capital Builder Fund) | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.18%	11.35%	12.61%
(Allspring Diversified Capital Builder Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
(Allspring Diversified Capital Builder Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			14.92%	12.12%	12.87%
Performance Inception Date		Jan. 20, 1998
(Allspring Diversified Capital Builder Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.32%	10.04%	10.98%
Performance Inception Date		Jan. 20, 1998
(Allspring Diversified Capital Builder Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.39%	9.16%	10.06%
Performance Inception Date		Jan. 20, 1998
(Allspring Diversified Capital Builder Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			20.06%	12.63%	12.87%
Performance Inception Date		Jan. 22, 1998
(Allspring Diversified Capital Builder Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			22.29%	13.83%	13.92%
Performance Inception Date		Jan. 26, 1998
(Allspring Diversified Income Builder Fund) | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.72%	5.46%	7.90%
(Allspring Diversified Income Builder Fund) | Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.44%
(Allspring Diversified Income Builder Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.49%	4.51%	6.08%
Performance Inception Date		Apr. 14, 1987
(Allspring Diversified Income Builder Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.20%	2.65%	4.21%
Performance Inception Date		Apr. 14, 1987
(Allspring Diversified Income Builder Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.94%	2.63%	3.95%
Performance Inception Date		Apr. 14, 1987
(Allspring Diversified Income Builder Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.22%	4.99%	6.06%
Performance Inception Date		Feb. 01, 1993
(Allspring Diversified Income Builder Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]		15.59%	6.22%	7.14%
Performance Inception Date	[3]	Jul. 31, 2018
(Allspring Diversified Income Builder Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			15.50%	6.08%	7.05%
Performance Inception Date		Jan. 13, 1997
(Allspring Index Asset Allocation Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
(Allspring Index Asset Allocation Fund) | Index Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		13.30%	8.22%	9.55%
(Allspring Index Asset Allocation Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
(Allspring Index Asset Allocation Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.00%	6.18%	8.24%
Performance Inception Date		Nov. 13, 1986
(Allspring Index Asset Allocation Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.95%	4.06%	6.81%
Performance Inception Date		Nov. 13, 1986
(Allspring Index Asset Allocation Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.76%	4.54%	6.44%
Performance Inception Date		Nov. 13, 1986
(Allspring Index Asset Allocation Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.54%	6.64%	8.22%
Performance Inception Date		Apr. 01, 1998
(Allspring Index Asset Allocation Fund) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			11.57%	7.63%	9.07%
Performance Inception Date		Nov. 08, 1999
(Allspring Index Asset Allocation Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]		11.75%	7.79%	9.23%
Performance Inception Date	[5]	Oct. 31, 2016

[1]
1.	Source: Allspring Funds Management, LLC. The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

[2]
2.	Source: Allspring Funds Management, LLC. The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% the Russell 1000® Index. You cannot invest directly in an index.

[3]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
2.	Source: Allspring Funds Management, LLC. The Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

[5]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.